Taxation - Composition of Income Taxes Benefits (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expenses	¥ (2,119)		¥ (6,051)	¥ (2,654)
Deferred income tax benefits	2,709	$ 383	23,268	91,319
Total income tax benefits	¥ 590	$ 83	¥ 17,217	¥ 88,665